Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS USED IN OPERATING ACTIVITIES:
Cash flows used in operations	$ (1,013)	$ (4,670)	$ (4,428)
Dividend received			171
Interest paid	(690)	(953)	(1,019)
Income tax paid	(121)	(624)	(380)
Net cash flow used in operating activities	(1,824)	(6,247)	(5,656)
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Purchase of property and equipment	(12)	(51)	(74)
Investments and acquisitions of associates (note 4)	(564)	(5,241)	(1,895)
Acquisitions of investments at fair value through profit or loss (note 5)	(330)	(83)	(3,204)
Deconsolidation of Jeffs’ Brands (Appendix B and note 4E)	(142)
Consolidation of subsidiaries upon gain of control (Appendix C and note 4F)			2,737
Purchase of intangible assets (note 10 and supplemental disclosure of cash flow information)		(1,696)
Loans to associates (note 17b2)		(1,870)	(660)
Loans to others (note 7b)		(250)	(1,018)
Proceeds from sale of financial assets at fair value through profit or loss and securities of an associate (note 4C and note 5)	3,324	6,102	453
Repayment of loans to associates (note 4L)		785
Changes in short term deposits and restricted cash	108	866	(815)
Net cash flow used in investing activities	2,384	(1,438)	(4,476)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants by subsidiaries, net of issuance costs (note 4E, note 4F)			12,567
Cash paid to non-controlling interests by Viewbix Inc. (note 4F)		(2,625)
Proceeds from deemed issuance of shares by Charging Robotics Ltd. (note 4K)		466
Receipt of short-term loans (note 4E, note 4F)	1,302	1,230	1,752
Receipt of short-term convertible loans (note 4F)	630
Repayment of short-term loans (note 4E, note 4F)	(3,967)	(1,311)	(2,520)
Receipt of long-term loans (note 4E)		1,780
Repayment of long-term loans (note 4F)	(510)	(1,811)	(1,974)
Repayment of related party debt (note 4D)			(163)
Proceeds from issuance of common stock in a private placement offering by Charging Robotics Inc. (note 4K)	410
Issuance of shares and warrants in connection with a private placement issued by Viewbix Inc. (note 4F)	246
Dividend paid to shareholders			(1,583)
Dividend paid to non-controlling interests (note 4F)		(728)	(2,603)
Principal elements of lease liability	(41)	(150)	(66)
Proceeds from issuance of prefunded shares, net of issuances costs (note 13)	932
Net cash flow from (used in) financing activities	(998)	(3,149)	5,410
DECREASE IN CASH AND CASH EQUIVALENTS	(438)	(10,834)	(4,722)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	9,357	20,065	24,025
GAINS (LOSSES) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(166)	126	762
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	8,753	9,357	20,065
Loss for the year before taxes on income	(12,262)	(21,806)	(10,097)
Depreciation and amortization	3,705	3,979	3,237
Loss (Gain) from changes in fair value of financial assets at fair value through profit or loss	(3,623)	3,830	2,713
Viewbix June 2024 Facility Agreement (note 4F and note 5)	2,286
Changes in fair value of warrants (note 5)	31	(2,718)	(3,778)
Equity losses	367	4,107	2,659
Net loss (Gain) from derecognition of investments accounted for using the equity method	(140)	2,227	(169)
Finance expenses, net	880	105	2,254
Amortization of excess purchase price of associates		530
Dividend received			(171)
Interest received
Interest paid	690	953	1,019
Income tax paid	121	624	380
Share based compensation to employees and service providers	384	1,019	787
Gain from initial recognition of assets and liabilities upon consolidation of Gix Internet (note 4F)			(2,300)
Loss from deconsolidation of Jeffs’ Brands (note 4E)	1,318
Loss (Gain) from sales of investments (note 5)	(10)		155
Impairment of goodwill and other intangible assets	2,919	1,812
Decrease (Increase) in trade accounts receivable	10,206	9,126	(7,838)
Decrease (Increase) in inventory	161	(595)	(564)
Decrease (Increase) in other current assets	226	(209)	(122)
Decrease in deferred offering costs			1,763
Increase (Decrease) in trade accounts payable	(6,833)	(8,124)	5,837
Decrease in accrued compensation expenses	(8)	(99)	(22)
Increase (Decrease) in accrued expenses and other current liabilities	(1,431)	569	(171)
Right of use assets obtained in exchange for lease liabilities		46	152
Non-cash investments in securities	100	598	900
Non-cash sale and purchase of securities (note 4J)		1,129
Consideration payable by Jeffs’ Brands to sellers of intangible assets (note 4E)		430
Conversions of loans into shares (note 4H, note 4L and note 4P)		1,686
Purchase of a software license on credit (note 4D)			35
Dividend included in other payables			580
Decrease in long-term related party payable in exchange for advertising services (note 4D)			656
Substantial modification of shareholders loans recorded in equity			222
Issuance of ordinary shares upon conversion of shareholders loans			587
Deemed extinguishment and re-issuance of debt by Viewbix Inc. (note 4F)	290
Derecognition of right of use asset and lease liability upon lease termination (see note 4F)	389
Deferred debt issuance costs paid in shares (note 4F)	484
Deferred debt issuance costs paid in warrants (note 4F)	$ 298